Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2025
LVIP SSGA Short-Term Bond Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LVIP SSGA Short-Term Bond Index Fund (Standard and Service Class)Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the LVIP SSGA Short-Term Bond Index Fund (the “Fund”) is to seek to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the short-term U.S. corporate bond market.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. This table does not reflect any variable contract expenses. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. If variable contract expenses were included, the expenses shown would be higher.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2026
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.During the most recent fiscal year, the Fund’s portfolio turnover rate was 57% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	57.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with expense reimbursement for the one-year contractual period and the total operating expenses without expense reimbursement for the remaining time periods shown below. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	SSGA Funds Management, Inc. (the “Sub-Adviser”) serves as the Fund’s sub-adviser. The Sub-Adviser is responsible for the day-to-day management of the Fund’s assets. The Fund, under normal market conditions, generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Bloomberg U.S. 1-3 Year Corporate Bond Index* (the “Index”) or in securities that the Sub-Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. In addition, the Fund may invest in investment grade debt securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Sub-Adviser). The Fund may use derivatives, including credit default swaps and credit default index swaps, to obtain investment exposure that the Sub-Adviser expects to correlate closely with the Index, or a portion of the Index, and in managing cash flows. In seeking to track the performance of the Index, the Sub-Adviser employs a sampling strategy, which means that the Sub-Adviser is not required to purchase all of the securities represented in the Index. Instead, the Sub-Adviser may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. Based on its analysis of these factors, the Sub-Adviser may invest the Fund’s assets in a subset of securities in the Index or may invest the Fund’s assets in substantially all of the securities represented in the Index in approximately the same proportions as the Index. The Index is designed to measure the performance of the short-term U.S. corporate bond market. The Index includes publicly issued U.S. dollar-denominated corporate issues that have a remaining maturity of greater than or equal to 1 year and less than 3 years, are rated investment grade (must be Baa3/BBB- or higher using the middle rating of Moody’s Investors Service, Inc., Fitch Inc., or Standard & Poor’s Financial Services, LLC), and have $300 million or more of outstanding face value. A bond’s face value means the amount to be paid to the holder at maturity. In addition, the securities must be denominated in U.S. dollars, fixed rate and nonconvertible. The Index includes only corporate sectors. The corporate sectors are industrial, utility, and financial institutions, which include both U.S. and non-U.S. corporations. The following instruments are excluded from the Index: structured notes with embedded swaps or other special features; private placements; floating rate securities; and Eurobonds. The Index is market capitalization weighted and the securities in the Index are updated on the last business day of each month. As of March 31, 2025, there were approximately 1,527 securities in the Index and the modified adjusted duration of securities in the Index was approximately 1.72 years. The Index is sponsored by Bloomberg Index Services Limited (the “Index Provider”), which is not affiliated with the Fund, the Adviser, or the Sub-Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index, and publishes information regarding the market value of the Index. * BLOOMBERG® and the Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (“BISL”) (collectively “Bloomberg”), the administrator of the Index, and have been licensed for the use of certain purposes by the Fund. Bloomberg is not affiliated with the Fund and Bloomberg does not approve, endorse, review or recommend the Fund. Bloomberg does not guarantee the timeliness, accurateness or completeness of any data or information relating to the Index, and neither shall be liable in any way to the Lincoln Variable Insurance Products Trust, investors in the Fund or other third parties in respect of the use or accuracy of the Index or any data included therein.
Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Standard Class investment results have varied from year to year; and (b) how the average annual total returns of the Fund's Standard and Service Classes compare with those of a broad measure of market performance.The bar chart shows performance of the Fund's Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information shows: (a) how the Fund's Standard Class investment results have varied from year to year; and (b) how the average annual total returns of the Fund's Standard and Service Classes compare with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (%)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart shows performance of the Fund's Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly ReturnQ2 20204.03%Lowest Quarterly ReturnQ1 2022(2.43%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for periods ended 12/31/24
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	In connection with new regulatory requirements, the Fund changed its broad-based securities market benchmark index.
LVIP SSGA Short-Term Bond Index Fund | Risk Lose Money [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund.
LVIP SSGA Short-Term Bond Index Fund | Market Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	• Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money.
LVIP SSGA Short-Term Bond Index Fund | Issuer Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	• Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities.
LVIP SSGA Short-Term Bond Index Fund | Passive Management Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	• Passive Management Risk. Index funds invest in the securities of an index rather than actively selecting among securities. With an indexing strategy there is no attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance.
LVIP SSGA Short-Term Bond Index Fund | Tracking Error Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	• Tracking Error Risk. The Fund's performance may deviate substantially from the performance of the Index it tracks as a result of cash flows, Fund expenses, imperfect correlation between the Fund's investments and the Index's components, and other factors. While attempting to replicate the Index return, the Fund may invest in fewer than all of the securities in the Index and in some securities not included in the Index, potentially increasing the risk of divergence between the Fund’s return and that of the Index.
LVIP SSGA Short-Term Bond Index Fund | Credit Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	• Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (NRSROs). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations. However, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate.
LVIP SSGA Short-Term Bond Index Fund | Interest Rate Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	• Interest Rate Risk. When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
LVIP SSGA Short-Term Bond Index Fund | Prepayment Call Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	• Prepayment/Call Risk. Debt securities are subject to prepayment risk when the issuer can “call” the security, or repay principal, in whole or in part, prior to the security’s maturity. When the Fund reinvests the prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the called security.
LVIP SSGA Short-Term Bond Index Fund | Redemption Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	• Redemption Risk. The Fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. The Fund could experience a loss when selling securities, particularly if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining pricing for the securities sold or when the securities the Fund wishes to sell are illiquid. Selling securities to meet such redemption requests also may increase transaction costs. To the extent that a third-party insurance company has a large position in the Fund, the Fund may experience relatively large redemptions if such insurance company reallocates its assets.
LVIP SSGA Short-Term Bond Index Fund | Repurchase Agreements and Purchase and Sale Contracts Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	• Repurchase Agreements and Purchase and Sale Contracts Risk. If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.
LVIP SSGA Short-Term Bond Index Fund | Financial Services Sector Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	• Financial Services Sector Risk. The profitability of many types of financial services companies may be adversely affected in certain market cycles. For example, changing interest rates may restrict the availability and increase the cost of capital for these companies. During a general market downturn or other crises affecting the financial services industry, numerous financial services companies may experience substantial declines in the valuations of their assets and/or take actions that may cause their assets to experience dramatic declines in value. In addition, financial services companies often are regulated by governmental entities, which can increase costs for new services or products and make it difficult to pass increased costs on to consumers.
LVIP SSGA Short-Term Bond Index Fund | Industrial Sector Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	• Industrial Sector Risk. Industrial companies are affected by supply and demand both for their specific product or service and for industrial sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies.
LVIP SSGA Short-Term Bond Index Fund | Utility Sector Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	• Utility Sector Risk. When interest rates rise, the value of securities issued by utilities companies historically has fallen. In most countries and localities, the utilities industry is regulated by governmental entities, which can increase costs and delays for new projects and make it difficult to pass increased costs on to consumers.
LVIP SSGA Short-Term Bond Index Fund | Foreign Investments Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	• Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries.
LVIP SSGA Short-Term Bond Index Fund | Derivatives Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	• Derivatives Risk. Derivatives or other similar instruments (referred to collectively as “derivatives”), such as futures, forwards, options, swaps, structured securities and other similar instruments, are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. Derivatives may involve costs and risks that are different from, or possibly greater than, the costs and risks associated with investing directly in securities and other traditional investments. Derivatives prices can be volatile, may correlate imperfectly with price of the applicable underlying asset, reference rate or index and may move in unexpected ways, especially in unusual market conditions, such as markets with high volatility or large market declines. Some derivatives are particularly sensitive to changes in interest rates. Other risks include liquidity risk, which refers to the potential inability to terminate or sell derivative positions and for derivatives to create margin delivery or settlement payment obligations for the Fund. Further, losses could result if the counterparty to a transaction does not perform as promised. Derivatives that involve a small initial investment relative to the investment risk assumed can magnify or otherwise increase investment losses. This is referred to as financial “leverage” due to the potential for greater investment loss. Derivatives are also subject to operational and legal risks.
LVIP SSGA Short-Term Bond Index Fund | Liquidity Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	• Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
LVIP SSGA Short-Term Bond Index Fund | Standard Class
Risk Return Abstract	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.28%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Total Annual Fund Operating Expenses (including AFFE)	rr_ExpensesOverAssets	0.40%
Less Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[1]
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)	rr_NetExpensesOverAssets	0.36%
1 year	rr_ExpenseExampleYear01	$ 37
3 years	rr_ExpenseExampleYear03	124
5 years	rr_ExpenseExampleYear05	220
10 years	rr_ExpenseExampleYear10	$ 501
2019	rr_AnnualReturn2019	4.79%
2020	rr_AnnualReturn2020	3.65%
2021	rr_AnnualReturn2021	(0.52%)
2022	rr_AnnualReturn2022	(3.45%)
2023	rr_AnnualReturn2023	5.17%
2024	rr_AnnualReturn2024	4.88%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.03%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.43%)
1 year	rr_AverageAnnualReturnYear01	4.88%
5 years	rr_AverageAnnualReturnYear05	1.89%
Since Inception	rr_AverageAnnualReturnSinceInception	2.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2018
LVIP SSGA Short-Term Bond Index Fund | Service Class
Risk Return Abstract	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.28%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Total Annual Fund Operating Expenses (including AFFE)	rr_ExpensesOverAssets	0.65%
Less Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[1]
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)	rr_NetExpensesOverAssets	0.61%
1 year	rr_ExpenseExampleYear01	$ 62
3 years	rr_ExpenseExampleYear03	204
5 years	rr_ExpenseExampleYear05	358
10 years	rr_ExpenseExampleYear10	$ 807
1 year	rr_AverageAnnualReturnYear01	4.63%
5 years	rr_AverageAnnualReturnYear05	1.64%
Since Inception	rr_AverageAnnualReturnSinceInception	2.11%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2018
LVIP SSGA Short-Term Bond Index Fund | Morningstar US Core Bond Index (reflects no deductions for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	1.36%	[2]
5 years	rr_AverageAnnualReturnYear05	(0.36%)	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	1.32%	[2]
LVIP SSGA Short-Term Bond Index Fund | Bloomberg U.S. 1-3 Year Corporate Bond Index (reflects no deductions for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	5.28%
5 years	rr_AverageAnnualReturnYear05	2.16%
Since Inception	rr_AverageAnnualReturnSinceInception	2.69%

[1]	Lincoln Financial Investments Corporation (the “Adviser”) has contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses) exceed 0.3625% of the Fund’s average daily net assets for the Standard Class (and 0.6125% for the Service Class). Any reimbursements made by the Adviser are subject to recoupment from the Fund within three years after the occurrence of the reimbursement, provided that such recoupment shall not be made if it would cause annual Fund operating expenses of a class of the Fund to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the current expense limitation in effect, if any. The agreement will continue through at least April 30, 2026 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.
[2]	In connection with new regulatory requirements, the Fund changed its broad-based securities market benchmark index.